SUBSEQUENT EVENTS - New WACC methodology - ANEEL (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New WACC methodology - ANEEL | Transmission
Disclosure of non-adjusting events after reporting period [line items]
Actual after tax weighted average cost of capital	6.98%	7.39%	7.66%